Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Allowance for doubtful accounts	$ 137	$ 59	$ 24
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	23,260,000	8,992,000	8,966,000
Common stock, shares outstanding	22,799,000	8,570,000	8,544,000
Treasury stock, shares	462,000	422,000	422,000
Redeemable Preferred Stock, Series A-1 [Member]
Redeemable preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable preferred stock, shares authorized	0	1,441,000	1,441,000
Redeemable preferred stock, shares issued	0	1,015,000	1,015,000
Redeemable preferred stock, shares outstanding	0	1,015,000	1,015,000
Series A-2 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	1,058,000	1,058,000
Preferred stock, shares issued	0	805,000	805,000
Preferred stock, shares outstanding	0	805,000	805,000